PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.8%
Corporate Bonds 85.6%
Advertising 0.6%
Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A	7.500%	06/01/29	600	$601,563
Gtd. Notes, 144A	7.750	04/15/28	150	150,512
Sr. Sec’d. Notes, 144A	7.125	02/15/31	50	52,040
Sr. Sec’d. Notes, 144A	7.500	03/15/33	180	189,035
Neptune Bidco US, Inc.,
Sr. Sec’d. Notes, 144A	9.290	04/15/29	1,360	1,375,070
Sr. Sec’d. Notes, 144A	9.500	02/15/33	340	340,526
				2,708,746
Aerospace & Defense 1.2%
ATI, Inc., Sr. Unsec’d. Notes	7.250	08/15/30	165	171,917
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.750	06/15/33	585	610,641
Sr. Unsec’d. Notes, 144A	7.000	06/01/32	215	224,428
Sr. Unsec’d. Notes, 144A	7.250	07/01/31	355	372,828
Sr. Unsec’d. Notes, 144A	7.450	05/01/34	400	440,444
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	420	436,073
Sr. Unsec’d. Notes, 144A	8.750	11/15/30	540	573,075
TransDigm, Inc.,
Gtd. Notes	4.625	01/15/29	225	221,607
Gtd. Notes, 144A	6.125	07/31/34	175	175,215
Gtd. Notes, 144A	6.375	05/31/33	975	983,476
Sr. Sec’d. Notes, 144A	6.000	01/15/33	230	232,315
Sr. Sec’d. Notes, 144A	6.375	03/01/29	580	592,338
Sr. Sec’d. Notes, 144A	6.625	03/01/32	225	231,292
Sr. Sec’d. Notes, 144A	6.750	08/15/28	235	238,278
				5,503,927
Airlines 1.4%
American Airlines, Inc., Sr. Sec’d. Notes, 144A	7.250	02/15/28	385	390,172
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.750	04/20/29	1,425	1,426,140
United Airlines Holdings, Inc.,
Gtd. Notes	4.875	03/01/29	665	656,727
Gtd. Notes	5.375	03/01/31	415	409,226

United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.625	04/15/29	630	621,566
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	525	492,345
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	865	865,173
Sr. Unsec’d. Notes, 144A	8.750	01/15/32	525	508,106
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	945	954,554
				6,324,009
Apparel 0.5%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	500	476,296
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	1,725	1,611,876
				2,088,172

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers 1.3%
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250%	02/12/32	538	$472,026
Sr. Unsec’d. Notes	4.750	01/15/43	225	173,250
Sr. Unsec’d. Notes	7.400	11/01/46	100	102,936
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	400	397,836
Sr. Unsec’d. Notes	5.800	03/08/29	225	227,845

JB Poindexter & Co., Inc., Sr. Unsec’d. Notes, 144A	8.750	12/15/31	365	378,655
New Flyer Holdings, Inc. (Canada), Sec’d. Notes, 144A	9.250	07/01/30	310	334,577
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN	5.625	09/29/28	515	511,504
Sr. Unsec’d. Notes, 144A, MTN	6.125	09/30/30	730	719,127
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A	4.345	09/17/27	200	197,500
Sr. Unsec’d. Notes, 144A	7.500	07/17/30	990	1,022,175
Sr. Unsec’d. Notes, 144A	7.750	07/17/32	715	744,537

PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	965	897,159
				6,179,127
Auto Parts & Equipment 1.3%
Adient Global Holdings Ltd., Sr. Sec’d. Notes, 144A	7.000	04/15/28	450	457,654
American Axle & Manufacturing, Inc.,
Gtd. Notes, 144A	7.750	10/15/33	525	513,430
Sr. Sec’d. Notes, 144A	6.375	10/15/32	360	359,330
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A	6.750	09/15/32	540	552,150
Sr. Sec’d. Notes, 144A	6.750	02/15/30	235	242,278
Cyprium Corp./Cyprium Holdings Luxembourg Sarl,
Gtd. Notes, 144A	6.125	04/15/31	350	353,500
Gtd. Notes, 144A	6.375	04/15/34	480	479,400

Garrett Motion Holdings, Inc./Garrett LX I Sarl, Gtd. Notes, 144A	7.750	05/31/32	435	453,921
Phinia, Inc.,
Gtd. Notes, 144A	6.625	10/15/32	25	25,689
Sr. Sec’d. Notes, 144A	6.750	04/15/29	390	399,875
Qnity Electronics, Inc.,
Gtd. Notes, 144A	6.250	08/15/33	90	92,040
Sr. Sec’d. Notes, 144A	5.750	08/15/32	150	151,602

Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	1,075	1,087,032
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	580	579,701
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	7.500	03/24/31	265	265,233
				6,012,835
Banks 0.8%
Bank of America Corp.,
Jr. Sub. Notes	6.250(ff)	07/26/30(oo)	485	489,824
Jr. Sub. Notes	6.625(ff)	05/01/30(oo)	75	77,285
Citigroup, Inc.,
Jr. Sub. Notes	6.625(ff)	02/15/31(oo)	45	45,502
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	260	262,071

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Citigroup, Inc., (cont’d.)
Jr. Sub. Notes, Series FF	6.950%(ff)	02/15/30(oo)	165	$167,783
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30(oo)	277	281,432
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	850	850,140
Sr. Unsec’d. Notes, 144A	12.250	10/01/30	250	271,254

Goldman Sachs Group, Inc. (The), Jr. Sub. Notes, Series Z	6.850(ff)	02/10/30(oo)	290	298,448
Intesa Sanpaolo SpA (Italy), Sub. Notes, 144A	4.198(ff)	06/01/32	325	306,780
JPMorgan Chase & Co., Jr. Sub. Notes	6.100(ff)	07/01/31(oo)	270	270,000
Wells Fargo & Co., Jr. Sub. Notes, Series GG	6.125(ff)	06/15/31(oo)	500	501,555
				3,822,074
Biotechnology 0.1%
BioMarin Pharmaceutical, Inc., Gtd. Notes, 144A	5.500	02/15/34	415	412,138
Building Materials 1.1%
Builders FirstSource, Inc., Gtd. Notes, 144A	5.000	03/01/30	115	112,674
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A	8.750	08/01/28	500	323,247
Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125	01/15/29	775	137,928
CP Atlas Buyer, Inc., Sr. Sec’d. Notes, 144A	9.750	07/15/30	250	232,225
Griffon Corp., Gtd. Notes	5.750	03/01/28	330	329,242
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Sec’d. Notes, 144A	6.750	04/01/32	98	96,784
MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes, 144A	5.500	02/01/30	257	237,169
Quikrete Holdings, Inc., Sr. Sec’d. Notes, 144A	6.375	03/01/32	700	710,641
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	343	342,634
Sr. Sec’d. Notes, 144A	8.875	11/15/31	450	471,491
Standard Building Solutions, Inc.,
Sr. Unsec’d. Notes, 144A	6.250	08/01/33	490	489,969
Sr. Unsec’d. Notes, 144A	6.500	08/15/32	235	237,542
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	180	163,422
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	625	596,878
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	500	497,102
				4,978,948
Chemicals 2.0%
ARC Falcon I, Inc./Arclin USA LLC/New Arclin US Holding Corp., Sr. Sec’d. Notes, 144A	9.750	03/01/33	1,355	1,328,479
Ashland, Inc., Sr. Unsec’d. Notes	6.875	05/15/43	1,550	1,534,497
Chemours Co. (The), Gtd. Notes, 144A	7.875	03/15/34	355	363,089

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Cornerstone Chemical Co. LLC, Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%^(x)	10.000%	05/07/29	1,091	$927,604
Methanex US Operations, Inc., Gtd. Notes, 144A	6.250	03/15/32	205	210,832
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	715	695,447
Sr. Sec’d. Notes, 144A	6.750	08/01/32	455	441,242
Sr. Sec’d. Notes, 144A	7.250	06/15/31	820	824,586
Sr. Sec’d. Notes, 144A	7.250	02/15/33	700	684,259
Sr. Unsec’d. Notes, 144A	6.250	10/01/29	1,000	977,810

Perimeter Holdings LLC, Sr. Sec’d. Notes, 144A	6.250	01/15/34	510	508,107
SK Invictus Intermediate II Sarl, Sr. Sec’d. Notes, 144A	5.000	10/30/29	495	487,595
Solstice Advanced Materials, Inc., Sr. Unsec’d. Notes, 144A	5.625	09/30/33	280	278,306
				9,261,853
Coal 0.1%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.250	10/01/29	515	465,544
Commercial Services 4.2%
Allied Universal Holdco LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/31	1,400	1,469,371
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.875	06/15/30	625	643,128
Sr. Unsec’d. Notes, 144A	6.000	06/01/29	475	471,485
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	1,210	1,192,128
Sr. Sec’d. Notes, 144A	4.625	06/01/28	665	655,025
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	1,025	979,514
Gtd. Notes, 144A	6.500	01/15/31	125	124,369

Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A	4.750	04/01/28	995	970,140
Block, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	08/15/30	665	665,325
Sr. Unsec’d. Notes, 144A	6.000	08/15/33	335	334,782

Clarivate Science Holdings Corp., Sr. Sec’d. Notes, 144A	3.875	07/01/28	250	241,384
CompoSecure Holdings LLC, Sr. Sec’d. Notes, 144A	5.625	02/01/33	380	372,045
DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29	645	661,722
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.750	03/15/31	355	355,666
Gtd. Notes, 144A	6.000	03/15/34	230	227,963
Gtd. Notes, 144A	6.625	06/15/29	390	399,646
Gtd. Notes, 144A	7.000	06/15/30	915	952,269
Gtd. Notes, 144A	7.250	06/15/33	460	481,601

Hertz Corp. (The), Sr. Sec’d. Notes, 144A	12.625	07/15/29	150	141,708
Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A	6.500	05/15/29	1,561	1,556,552
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29	545	542,290

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Service Corp. International, Sr. Unsec’d. Notes	3.375%	08/15/30	557	$518,897
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Gtd. Notes, 144A	6.750	08/15/32	905	903,502
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	450	417,701
Gtd. Notes	4.000	07/15/30	125	119,825
Gtd. Notes	4.875	01/15/28	1,740	1,736,483
Gtd. Notes, 144A	5.375	11/15/33	405	400,576
Sec’d. Notes	3.875	11/15/27	460	453,417

Valvoline, Inc., Sr. Unsec’d. Notes, 144A	3.625	06/15/31	250	227,612
Veritiv Operating Co., Sr. Sec’d. Notes, 144A	10.500	11/30/30	805	849,151
VT Topco, Inc., Sr. Sec’d. Notes, 144A	8.500	08/15/30	400	409,253
				19,474,530
Computers 0.8%
Crowdstrike Holdings, Inc., Gtd. Notes	3.000	02/15/29	550	524,209
Fortress Intermediate 3, Inc., Sr. Sec’d. Notes, 144A	7.500	06/01/31	775	784,583
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/30	1,230	996,215
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	550	585,180
NCR Voyix Corp., Gtd. Notes, 144A	5.000	10/01/28	700	685,539
Seagate Data Storage Technology Pte Ltd., Gtd. Notes, 144A	5.875	07/15/30	235	239,851
				3,815,577
Cosmetics/Personal Care 0.1%
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%	12.000	05/15/29	239	235,786
Distribution/Wholesale 0.2%
Velocity Vehicle Group LLC, Sr. Unsec’d. Notes, 144A	8.000	06/01/29	350	343,651
Windsor Holdings III LLC, Sr. Sec’d. Notes, 144A	8.500	06/15/30	475	496,699
				840,350
Diversified Financial Services 5.3%
Azorra Finance Ltd.,
Gtd. Notes, 144A	6.250	02/15/34	225	215,437
Gtd. Notes, 144A	7.250	01/15/31	605	618,612
Gtd. Notes, 144A	7.750	04/15/30	390	403,527

Bread Financial Holdings, Inc., Gtd. Notes, 144A	6.750	05/15/31	230	235,029
Charles Schwab Corp. (The), Jr. Sub. Notes, Series L	6.100(ff)	06/01/31(oo)	95	94,931
Encore Capital Group, Inc.,
Sr. Sec’d. Notes, 144A	6.625	04/15/31	545	554,052
Sr. Sec’d. Notes, 144A	8.500	05/15/30	400	426,203

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

Freedom Funding Center LLC, Sr. Unsec’d. Notes, 144A, Cash coupon 12.000% or PIK 13.000%	12.000%	10/01/37	435	$441,378
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	6.875	05/01/31	1,280	1,234,340
Sr. Unsec’d. Notes, 144A	9.125	05/15/31	540	559,360
Sr. Unsec’d. Notes, 144A	9.250	02/01/29	350	362,570
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	8.000	02/15/27	225	226,924
Sr. Unsec’d. Notes, 144A	5.875	03/15/30	340	342,506
Sr. Unsec’d. Notes, 144A	8.000	06/15/28	450	468,171
goeasy Ltd. (Canada),
Gtd. Notes, 144A	6.875	02/15/31	144	119,644
Gtd. Notes, 144A	9.250	12/01/28	30	28,350
Sr. Unsec’d. Notes, 144A	7.375	10/01/30	390	331,434
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	165	147,784
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Sec’d. Notes, 144A	6.625	10/15/31	200	194,743
Sr. Unsec’d. Notes, 144A	5.000	08/15/28	325	311,509

LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	175	151,095
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	6.400	03/26/29	75	77,375
Sr. Unsec’d. Notes, 144A	6.500	03/26/31	405	423,424
Navient Corp.,
Sr. Unsec’d. Notes	4.875	03/15/28	550	537,527
Sr. Unsec’d. Notes	5.000	03/15/27	1,725	1,711,856
Sr. Unsec’d. Notes	6.750	06/15/26	250	250,462

Nomura Holdings, Inc. (Japan), Jr. Sub. Notes	7.000(ff)	07/15/30(oo)	205	211,047
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	375	362,500
Gtd. Notes	5.375	11/15/29	1,135	1,114,677
Gtd. Notes	6.125	05/15/30	265	264,029
Gtd. Notes	6.625	05/15/29	550	559,907
Gtd. Notes	6.750	03/15/32	625	624,886
Gtd. Notes	6.750	09/15/33	963	947,304

Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., Sr. Unsec’d. Notes, 144A	7.750	05/15/31	235	233,926
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	675	644,242
Gtd. Notes, 144A	5.750	09/15/31	675	642,341
Gtd. Notes, 144A	6.750	02/15/34	315	304,747
Gtd. Notes, 144A	6.875	05/15/32	1,150	1,137,735
Gtd. Notes, 144A	6.875	02/15/33	185	181,848
Gtd. Notes, 144A	7.875	12/15/29	50	51,927
PRA Group, Inc.,
Gtd. Notes, 144A	5.000	10/01/29	50	47,425
Gtd. Notes, 144A	8.875	01/31/30	450	465,214
Rocket Cos., Inc.,
Gtd. Notes, 144A	6.125	08/01/30	2,315	2,350,502
Gtd. Notes, 144A	6.500	08/01/29	300	306,024

Rocket Mortgage LLC, Gtd. Notes, 144A	5.250	01/15/28	451	442,320
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	3.625	03/01/29	275	263,359
Gtd. Notes, 144A	3.875	03/01/31	1,225	1,137,751
Gtd. Notes, 144A	4.000	10/15/33	1,100	991,457

United Wholesale Mortgage LLC, Sr. Unsec’d. Notes, 144A	5.750	06/15/27	150	149,338

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
UWM Holdings LLC,
Gtd. Notes, 144A	6.250%	03/15/31		280	$260,074
Gtd. Notes, 144A	6.625	02/01/30		240	230,366
					24,393,189
Electric 2.8%
Constellation Energy Generation LLC, Sr. Unsec’d. Notes, 144A	4.625	02/01/29		1,136	1,128,764
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders, Sub. Notes, 144A, Cash coupon 1.000% and PIK 12.000%	13.000	06/01/28		125	117,527
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		1,500	1,502,890
Gtd. Notes, 144A	3.375	02/15/29		125	119,361
Gtd. Notes, 144A	3.625	02/15/31		1,200	1,114,605
Gtd. Notes, 144A	3.875	02/15/32		475	438,868
Gtd. Notes, 144A	5.250	06/15/29		500	498,096
Gtd. Notes, 144A	5.875	05/15/34		250	249,096
Gtd. Notes, 144A	6.125	05/15/36		250	249,030
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		700	758,795
Sr. Unsec’d. Notes, 144A	5.750	01/15/34		305	302,743
PG&E Corp.,
Jr. Sub. Notes	7.375(ff)	03/15/55		400	410,975
Sr. Sec’d. Notes	5.000	07/01/28		375	372,955
Talen Energy Supply LLC,
Gtd. Notes, 144A	6.500	02/01/36		175	175,737
Sr. Unsec’d. Notes, 144A	6.375	05/01/33		500	500,705
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		2,975	2,982,120
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		375	378,176

Vistra Operations Co. LLC, Gtd. Notes, 144A	5.000	07/31/27		375	375,000
VoltaGrid LLC, Sec’d. Notes, 144A	7.375	11/01/30		1,195	1,240,614
					12,916,057
Electrical Components & Equipment 0.6%
Energizer Gamma Acquisition BV, Gtd. Notes	3.500	06/30/29	EUR	100	112,205
Energizer Holdings, Inc.,
Gtd. Notes, 144A	4.375	03/31/29		50	48,100
Gtd. Notes, 144A	6.000	09/15/33		975	931,705
WESCO Distribution, Inc.,
Gtd. Notes, 144A	5.250	04/15/31		190	190,044
Gtd. Notes, 144A	5.500	04/15/34		240	239,400
Gtd. Notes, 144A	6.375	03/15/29		360	367,552
Gtd. Notes, 144A	6.375	03/15/33		205	211,526
Gtd. Notes, 144A	6.625	03/15/32		310	320,923
Gtd. Notes, 144A	7.250	06/15/28		430	431,333
					2,852,788
Electronics 0.1%
Coherent Corp., Gtd. Notes, 144A	5.000	12/15/29		135	133,596

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electronics (cont’d.)
Sensata Technologies BV, Gtd. Notes, 144A	4.000%	04/15/29	200	$193,932
Sensata Technologies, Inc., Gtd. Notes, 144A	3.750	02/15/31	300	279,069
				606,597
Engineering & Construction 0.5%
AECOM, Gtd. Notes, 144A	6.000	08/01/33	390	393,774
Brundage-Bone Concrete Pumping Holdings, Inc., Sr. Sec’d. Notes, 144A	7.500	02/01/32	175	177,986
TopBuild Corp.,
Gtd. Notes, 144A	3.625	03/15/29	285	283,180
Gtd. Notes, 144A	4.125	02/15/32	255	254,807
Gtd. Notes, 144A	5.625	01/31/34	625	632,944

Weekley Homes LLC/Weekley Finance Corp., Sr. Unsec’d. Notes, 144A	6.750	01/15/34	715	706,406
				2,449,097
Entertainment 3.6%
Brightstar Lottery PLC/Brightstar Global Solutions Corp. (United Kingdom), Sr. Sec’d. Notes, 144A	5.750	01/15/33	510	499,107
Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29	2,850	2,750,408
Sr. Sec’d. Notes, 144A	6.500	02/15/32	340	330,898
Sr. Sec’d. Notes, 144A	7.000	02/15/30	1,325	1,344,749

Churchill Downs, Inc., Sr. Unsec’d. Notes, 144A	5.750	04/01/30	475	474,003
Discovery Global Holdings, Inc., Gtd. Notes	5.141	03/15/52	4,170	2,752,581
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	200	195,785
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	400	390,612

Light & Wonder International, Inc., Gtd. Notes, 144A	6.250	10/01/33	455	451,913
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29	775	757,816
Penn Entertainment, Inc.,
Gtd. Notes, 144A	6.750	04/01/31	460	455,749
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	425	403,981
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	180	179,873

Rivers Enterprise Borrower LLC, Sr. Sec’d. Notes, 144A	6.250	10/15/30	575	584,956
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., Sr. Sec’d. Notes, 144A	6.625	02/01/33	935	953,483
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A	6.625	03/01/30	700	589,710
Voyager Parent LLC, Sr. Sec’d. Notes, 144A	9.250	07/01/32	1,618	1,723,730
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	5.125	10/01/29	860	854,358
Gtd. Notes, 144A	6.250	03/15/33	345	346,606
Gtd. Notes, 144A	7.125	02/15/31	345	365,516
				16,405,834

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Environmental Control 0.9%
Clean Harbors, Inc., Gtd. Notes, 144A	5.750%	10/15/33		305	$308,022
GFL Environmental Holdings US, Inc., Gtd. Notes, 144A	5.500	02/01/34		235	230,887
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28		465	453,408
Gtd. Notes, 144A	4.375	08/15/29		540	527,396
Gtd. Notes, 144A	4.750	06/15/29		275	271,892
Gtd. Notes, 144A	6.750	01/15/31		195	202,155

Madison IAQ LLC, Sr. Unsec’d. Notes, 144A	5.875	06/30/29		445	443,994
Reworld Holding Corp., Gtd. Notes, 144A	4.875	12/01/29		1,170	1,119,138
Waste Pro USA, Inc., Sr. Unsec’d. Notes, 144A	7.000	02/01/33		370	376,899
Wrangler Holdco Corp. (Canada), Gtd. Notes, 144A	6.625	04/01/32		190	195,938
					4,129,729
Foods 1.6%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	5.500	03/31/31		230	228,852
Gtd. Notes, 144A	5.625	03/31/32		800	790,237
Gtd. Notes, 144A	5.750	03/31/34		790	770,088

B&G Foods, Inc., Gtd. Notes	5.250	09/15/27		1,875	1,809,689
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes	8.000	07/01/31	EUR	296	331,231
Sr. Sec’d. Notes	8.125	05/14/30	GBP	325	408,523
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		150	143,723
Gtd. Notes, 144A	4.375	01/31/32		275	259,060

Pilgrim’s Pride Corp., Gtd. Notes	3.500	03/01/32		375	342,563
Post Holdings, Inc.,
Gtd. Notes, 144A	4.500	09/15/31		1,025	963,955
Gtd. Notes, 144A	4.625	04/15/30		425	411,571
Gtd. Notes, 144A	6.250	10/15/34		180	177,774
Gtd. Notes, 144A	6.375	03/01/33		80	79,991
Gtd. Notes, 144A	6.500	03/15/36		655	650,919
					7,368,176
Forest Products & Paper 0.1%
Magnera Corp., Sr. Sec’d. Notes, 144A	7.250	11/15/31		500	468,099
Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		315	316,277
Sr. Unsec’d. Notes, 144A	9.500	06/01/30		345	367,737
					684,014
Healthcare-Services 4.3%
Centene Corp.,
Sr. Unsec’d. Notes	2.500	03/01/31		629	546,794
Sr. Unsec’d. Notes	2.625	08/01/31		827	715,551

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Centene Corp., (cont’d.)
Sr. Unsec’d. Notes	3.000%	10/15/30	550	$494,466
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A	5.250	05/15/30	250	236,071
Sr. Sec’d. Notes, 144A	6.000	01/15/29	425	422,315
Sr. Sec’d. Notes, 144A	9.750	01/15/34	1,090	1,124,423
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	2,880	2,672,142
Gtd. Notes, 144A	4.625	06/01/30	2,300	2,226,633
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29	1,900	1,833,286
Sr. Sec’d. Notes, 144A	7.000	05/01/34	845	824,388
Sr. Sec’d. Notes, 144A	8.375	02/15/32	150	157,380
Sr. Sec’d. Notes, 144A	9.875	08/15/30	350	371,263
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.750	12/31/30	894	741,724
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%	11.500	12/31/30	484	453,591

Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	9.375	09/01/29	1,375	1,425,487
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375	01/15/30	3,500	3,390,758
Sr. Unsec’d. Notes	6.875	11/15/31	2,025	2,156,421
				19,792,693
Holding Companies-Diversified 0.4%
Clue Opco LLC, Sr. Sec’d. Notes, 144A(x)	9.500	10/15/31	1,653	1,693,273
Home Builders 3.7%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	750	717,664
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	350	333,124
Sr. Unsec’d. Notes, 144A	6.875	08/01/33	535	526,951
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	1,100	1,098,976
Gtd. Notes	7.250	10/15/29	1,575	1,588,193
Gtd. Notes, 144A	7.500	03/15/31	190	189,224
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	1,675	1,566,242
Gtd. Notes, 144A	6.250	09/15/27	40	40,046
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	600	576,498

Dream Finders Homes, Inc., Gtd. Notes, 144A	6.875	09/15/30	290	284,488
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	9.750	05/01/29	645	656,036
Forestar Group, Inc.,
Gtd. Notes, 144A	5.000	03/01/28	975	967,062
Gtd. Notes, 144A	6.500	03/15/33	745	748,301
KB Home,
Gtd. Notes	4.800	11/15/29	700	686,423
Gtd. Notes	6.875	06/15/27	700	707,720
M/I Homes, Inc.,
Gtd. Notes	3.950	02/15/30	375	356,032
Gtd. Notes	4.950	02/01/28	350	348,001
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	808	768,610
Sr. Unsec’d. Notes, 144A	6.000	12/15/33	580	555,971

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Risewell Homes, Inc.,
Sr. Unsec’d. Notes, 144A	8.500%	11/01/30	420	$429,186
Sr. Unsec’d. Notes, 144A	9.250	10/01/29	250	259,024
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	793	783,121
Sr. Unsec’d. Notes	4.750	04/01/29	375	362,280

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	8.750	02/15/29	585	606,555
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	350	353,247
Gtd. Notes, 144A	5.750	11/15/32	250	252,755
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	580	577,660

Tri Pointe Homes, Inc., Gtd. Notes	5.700	06/15/28	905	911,174
				17,250,564
Home Furnishings 0.3%
Whirlpool Corp.,
Sr. Unsec’d. Notes	6.125	06/15/30	225	220,389
Sr. Unsec’d. Notes	6.500	06/15/33	1,175	1,125,229
				1,345,618
Household Products/Wares 0.3%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29	1,075	960,297
Kronos Acquisition Holdings, Inc. (Canada), Sr. Unsec’d. Notes, 144A	10.750	06/30/32	670	218,233
				1,178,530
Housewares 0.8%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30	505	494,727
Sr. Unsec’d. Notes	6.625	05/15/32	300	291,187
Sr. Unsec’d. Notes	7.500	04/01/46	350	301,176
Sr. Unsec’d. Notes, 144A	8.500	06/01/28	315	329,027
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	1,150	1,072,371
Gtd. Notes	4.375	02/01/32	675	629,548

SWF Holdings I Corp., Sec’d. Notes, 144A	6.500	10/06/29	1,404	420,787
				3,538,823
Insurance 1.6%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	7.500	11/06/30	235	238,628
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	1,980	1,986,159
Sr. Unsec’d. Notes, 144A	8.500	06/15/29	900	901,076
AmWINS Group, Inc.,
Sr. Sec’d. Notes, 144A	6.375	02/15/29	125	126,525
Sr. Unsec’d. Notes, 144A	4.875	06/30/29	525	507,671
Asurion LLC & Asurion Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A	8.000	12/31/32	765	799,601
Sr. Sec’d. Notes, 144A	8.375	02/01/34	1,565	1,545,058

Broadstreet Partners Group LLC, Sr. Unsec’d. Notes, 144A	5.875	04/15/29	850	836,681

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)

HUB International Ltd., Sr. Unsec’d. Notes, 144A	5.625%	12/01/29	300	$296,884
Ryan Specialty LLC, Sr. Sec’d. Notes, 144A	5.875	08/01/32	300	300,290
				7,538,573
Internet 0.8%
Gen Digital, Inc.,
Gtd. Notes, 144A	6.250	04/01/33	496	483,371
Gtd. Notes, 144A	6.750	09/30/27	540	542,665
Gtd. Notes, 144A	7.125	09/30/30	400	405,943
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A	3.500	03/01/29	750	701,372
Gtd. Notes, 144A	5.250	12/01/27	215	214,265
ION Platform Finance US, Inc./ION Platform Finance Sarl,
Sr. Sec’d. Notes, 144A	4.625	05/01/28	215	198,177
Sr. Sec’d. Notes, 144A	5.000	05/01/28	330	303,851
Snap, Inc.,
Gtd. Notes, 144A	6.875	03/01/33	535	521,041
Gtd. Notes, 144A	6.875	03/15/34	250	242,076
				3,612,761
Iron/Steel 1.5%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	1,034	1,035,985
Champion Iron Canada, Inc. (Canada), Gtd. Notes, 144A	7.875	07/15/32	350	366,811
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	4.625	03/01/29	125	120,514
Gtd. Notes, 144A	6.750	04/15/30	550	548,173
Gtd. Notes, 144A	6.875	11/01/29	410	417,680
Gtd. Notes, 144A	7.000	03/15/32	465	464,595
Gtd. Notes, 144A	7.375	05/01/33	295	297,816
Gtd. Notes, 144A	7.500	09/15/31	785	798,465
Gtd. Notes, 144A	7.625	01/15/34	405	409,005
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A	5.750	11/15/33	350	350,084
Sr. Unsec’d. Notes, 144A	6.000	12/15/35	420	419,550
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	6.000	05/01/32	485	481,280
Sr. Unsec’d. Notes, 144A	6.250	05/01/34	235	232,182
Sr. Unsec’d. Notes, 144A	7.000	04/01/31	265	274,697
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	698	724,175
Sr. Unsec’d. Notes, 144A, MTN	8.500	05/01/30	75	77,247
				7,018,259
Leisure Time 1.4%
A&K Travel Group Holdings Ltd. (United Kingdom), Gtd. Notes, 144A	7.500	05/15/33	375	376,406
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/15/30	900	913,041
Gtd. Notes, 144A	5.750	08/01/32	905	909,616

Lindblad Expeditions LLC, Sr. Sec’d. Notes, 144A	7.000	09/15/30	485	498,238
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	750	748,125
Sr. Unsec’d. Notes, 144A	6.250	09/15/33	230	222,307

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time (cont’d.)
NCL Corp. Ltd., (cont’d.)
Sr. Unsec’d. Notes, 144A	6.750%	02/01/32	630	$626,913
Sr. Unsec’d. Notes, 144A	7.750	02/15/29	460	480,042

NCL Finance Ltd., Gtd. Notes, 144A	6.125	03/15/28	175	176,888
Patrick Industries, Inc.,
Gtd. Notes, 144A	4.750	05/01/29	75	73,677
Gtd. Notes, 144A	6.375	11/01/32	380	382,847

Viking Cruises Ltd., Gtd. Notes, 144A	9.125	07/15/31	50	52,515
Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	1,025	1,023,739
				6,484,354
Lodging 1.5%
Boyd Gaming Corp., Gtd. Notes, 144A	4.750	06/15/31	900	867,273
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	500	458,498
Gtd. Notes, 144A	5.750	09/15/33	120	120,748
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	125	124,916
Gtd. Notes	4.750	10/15/28	225	222,898
Gtd. Notes	5.500	04/15/27	1,011	1,013,208
Gtd. Notes	6.125	09/15/29	735	745,147
Gtd. Notes	6.500	04/15/32	1,465	1,484,707

Wyndham Hotels & Resorts, Inc., Gtd. Notes, 144A	5.625	03/01/33	275	272,284
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.125	12/15/29	500	487,250
Sr. Unsec’d. Notes, 144A	5.500	10/01/27	350	348,635
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	850	845,018
				6,990,582
Machinery-Construction & Mining 0.2%
Terex Corp.,
Gtd. Notes, 144A	5.000	05/15/29	485	481,800
Gtd. Notes, 144A	6.250	10/15/32	455	462,144
				943,944
Machinery-Diversified 0.7%
Chart Industries, Inc.,
Gtd. Notes, 144A	9.500	01/01/31	210	220,938
Sr. Sec’d. Notes, 144A	7.500	01/01/30	700	726,840

Columbus McKinnon Corp., Sr. Sec’d. Notes, 144A	7.125	02/01/33	205	206,203
Esab Corp.,
Gtd. Notes, 144A	5.625	04/01/31	245	247,139
Gtd. Notes, 144A	6.250	04/15/29	90	91,264

GrafTech Finance, Inc., Sec’d. Notes, 144A	4.625	12/23/29	655	420,270

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Diversified (cont’d.)

LSF12 Helix Parent LLC, Sr. Sec’d. Notes, 144A	7.125%	02/01/33	320	$312,420
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	885	924,569
				3,149,643
Media 5.7%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A	5.375	06/01/29	1,085	1,068,477
Sr. Unsec’d. Notes	4.500	05/01/32	100	87,927
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	1,010	916,689
Sr. Unsec’d. Notes, 144A	4.750	03/01/30	475	450,333
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	275	272,113
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	21	20,998
Sr. Unsec’d. Notes, 144A	7.000	02/01/33	895	882,668
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	500	300,025
Gtd. Notes, 144A	4.125	12/01/30	575	342,919
Gtd. Notes, 144A	5.375	02/01/28	2,500	1,864,808
Gtd. Notes, 144A	5.500	04/15/27	765	645,469
Gtd. Notes, 144A	6.500	02/01/29	825	511,910
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	1,875	661,704
Sr. Unsec’d. Notes, 144A	5.750	01/15/30	1,350	484,750
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	40	36,782
Gtd. Notes	7.375	07/01/28	25	24,430
Gtd. Notes	7.750	07/01/26	5,605	5,588,648

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	25	25,788
EchoStar Corp.,
Sr. Sec’d. Notes, Cash coupon 6.750% or PIK 6.750%	6.750	11/30/30	58	59,300
Sr. Sec’d. Notes	10.750	11/30/29	3,150	3,416,286
Gray Media, Inc.,
Gtd. Notes, 144A	5.375	11/15/31	650	508,838
Sec’d. Notes, 144A	9.625	07/15/32	280	284,772
Sr. Sec’d. Notes, 144A	7.250	08/15/33	275	280,213
Sr. Sec’d. Notes, 144A	10.500	07/15/29	90	95,535

iHeartCommunications, Inc., Sr. Sec’d. Notes, 144A	7.750	08/15/30	825	793,645
Nexstar Media, Inc., Sr. Sec’d. Notes, 144A	6.500	09/15/33	445	448,492
Paramount Global, Gtd. Notes	4.950	05/19/50	525	330,212
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A, Cash coupon 6.000% and PIK 3.250%	9.250	03/25/30	737	602,503
Sinclair Television Group, Inc., Sr. Sec’d. Notes, 144A	8.125	02/15/33	1,170	1,211,389
Sirius XM Radio LLC, Gtd. Notes, 144A	5.000	08/01/27	700	698,286
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	4.500	05/01/29	225	214,908
Sr. Sec’d. Notes, 144A	9.375	08/01/32	845	874,863

Virgin Media O2 Vendor Financing Notes VI DAC (Ireland), Sr. Sec’d. Notes, 144A	8.500	03/15/33	875	784,610

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500%	05/15/29	875	$843,526
VZ Secured Financing BV (Netherlands), Sr. Sec’d. Notes, 144A	5.000	01/15/32	550	483,247
				26,117,063
Mining 2.1%
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A	8.000	10/01/30	195	204,287
Unsec’d. Notes, 144A	11.500	10/01/31	475	513,824

Capstone Copper Corp. (Canada), Gtd. Notes, 144A	6.750	03/31/33	300	305,250
Century Aluminum Co., Sr. Sec’d. Notes, 144A	6.875	08/01/32	385	398,832
Coeur Mining, Inc.,
Gtd. Notes, 144A	5.125	02/15/29	165	164,133
Sr. Unsec’d. Notes, 144A	6.875	04/01/32	580	597,776

Eldorado Gold Corp. (Turkey), Sr. Unsec’d. Notes, 144A	6.250	09/01/29	820	820,476
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.375	02/15/36	890	873,891
Gtd. Notes, 144A	7.250	02/15/34	525	541,243
Gtd. Notes, 144A	8.000	03/01/33	555	582,001
Gtd. Notes, 144A	8.625	06/01/31	500	520,635

Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	6.125	04/01/29	865	867,076
Novelis Corp.,
Gtd. Notes, 144A	3.875	08/15/31	240	217,984
Gtd. Notes, 144A	4.750	01/30/30	1,125	1,078,103
Gtd. Notes, 144A	6.875	01/30/30	340	348,475

PLS Group Ltd. (Australia), Sr. Unsec’d. Notes, 144A	6.875	05/01/31	175	179,153
Skeena Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A	8.500	04/01/31	965	1,010,403
Taseko Mines Ltd. (Canada), Sr. Sec’d. Notes, 144A	8.250	05/01/30	340	355,195
				9,578,737
Miscellaneous Manufacturing 0.4%
Amsted Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	610	591,015
Sr. Unsec’d. Notes, 144A	6.375	03/15/33	200	203,247

Avient Corp., Sr. Unsec’d. Notes, 144A	6.250	11/01/31	115	116,617
Axon Enterprise, Inc.,
Sr. Unsec’d. Notes, 144A	6.125	03/15/30	310	316,981
Sr. Unsec’d. Notes, 144A	6.250	03/15/33	260	266,905

Trinity Industries, Inc., Gtd. Notes, 144A	7.750	07/15/28	360	368,836
				1,863,601
Office/Business Equipment 0.1%
Zebra Technologies Corp., Gtd. Notes, 144A	6.500	06/01/32	235	239,568

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas 5.1%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	7.500%	10/01/29	295	$308,025
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	6.625	07/15/33	450	462,488
Gtd. Notes, 144A	9.000	11/01/27	687	787,603
Sr. Unsec’d. Notes, 144A	6.625	10/15/32	290	297,758
CNX Resources Corp.,
Gtd. Notes, 144A	5.875	03/01/34	195	193,383
Gtd. Notes, 144A	7.250	03/01/32	295	307,235
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	725	702,234
Gtd. Notes, 144A	6.750	03/01/29	750	748,991
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.375	01/15/33	530	541,941
Gtd. Notes, 144A	7.625	04/01/32	530	546,550
Gtd. Notes, 144A	7.875	04/15/32	330	341,882
Gtd. Notes, 144A	8.375	01/15/34	350	369,805
Gtd. Notes, 144A	9.750	10/15/30	225	240,311

Diamond Foreign Asset Co./Diamond Finance LLC, Sec’d. Notes, 144A	8.500	10/01/30	357	376,617
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	400	399,875
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	500	498,112
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	475	469,818
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	643	646,140
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	590	586,265
Sr. Unsec’d. Notes, 144A	6.875	05/15/34	220	221,087
Sr. Unsec’d. Notes, 144A	7.250	02/15/35	530	540,150
Sr. Unsec’d. Notes, 144A	8.375	11/01/33	193	206,760
Matador Resources Co.,
Gtd. Notes, 144A	6.000	04/15/34	340	341,135
Gtd. Notes, 144A	6.500	04/15/32	295	300,864
Nabors Industries, Inc.,
Gtd. Notes, 144A	7.625	11/15/32	525	548,143
Gtd. Notes, 144A	8.875	08/15/31	515	543,495
Gtd. Notes, 144A	9.125	01/31/30	805	845,421
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	8.913(c)	09/30/29	189	186,351
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	8.913(c)	09/30/29	227	223,622
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	8.913(c)	09/30/29	189	186,351
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	8.913(c)	09/30/29	57	55,905

Noble Finance II LLC, Gtd. Notes, 144A	8.000	04/15/30	585	608,837
Permian Resources Operating LLC, Gtd. Notes, 144A	7.000	01/15/32	295	306,865
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	6.875	01/15/29	673	678,135
Range Resources Corp., Gtd. Notes, 144A	4.750	02/15/30	450	441,716
SM Energy Co.,
Gtd. Notes, 144A	6.750	08/01/29	225	230,826
Gtd. Notes, 144A	8.625	11/01/30	490	518,424
Gtd. Notes, 144A	8.750	07/01/31	200	209,779
Gtd. Notes, 144A	9.625	06/15/33	465	518,451
Sunoco LP,
Gtd. Notes, 144A	5.625	03/15/31	240	240,785
Gtd. Notes, 144A	6.250	07/01/33	315	321,567
Gtd. Notes, 144A	7.000	05/01/29	540	557,347
Sr. Unsec’d. Notes, 144A	4.500	10/01/29	530	519,044

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Sunoco LP, (cont’d.)
Sr. Unsec’d. Notes, 144A	4.625%	05/01/30		695	$675,971
Sr. Unsec’d. Notes, 144A	6.625	08/15/32		200	204,375
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29		730	716,686
Gtd. Notes	4.500	04/30/30		625	607,088
Gtd. Notes	5.875	03/15/28		75	75,084
Transocean International Ltd.,
Gtd. Notes, 144A	7.875	10/15/32		190	203,399
Gtd. Notes, 144A	8.250	05/15/29		1,315	1,364,589
Gtd. Notes, 144A	8.500	05/15/31		745	788,493
Sr. Sec’d. Notes, 144A	8.750	02/15/30		434	452,992

Valaris Ltd., Sec’d. Notes, 144A	8.375	04/30/30		395	410,472
					23,675,242
Oil & Gas Services 0.4%
Archrock Services LP/Archrock Partners Finance Corp., Gtd. Notes, 144A	6.000	02/01/34		260	261,491
Kodiak Gas Services LLC,
Gtd. Notes, 144A	5.875	04/01/31		330	332,192
Gtd. Notes, 144A	6.500	10/01/33		205	209,541
Gtd. Notes, 144A	6.750	10/01/35		170	176,577

SESI LLC, Sr. Sec’d. Notes, 144A	7.875	09/30/30		215	221,557
Tidewater, Inc., Gtd. Notes, 144A	9.125	07/15/30		300	322,992
Weatherford International Ltd., Gtd. Notes, 144A	6.750	10/15/33		415	429,878
					1,954,228
Packaging & Containers 2.1%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27(d)		—(r)	—
Ardagh Group SA,
Sec’d. Notes, 144A, Cash coupon 5.500% and PIK 6.500%	12.000	12/01/30		600	538,440
Sec’d. Notes, 144A, Cash coupon 4.500% and PIK 7.500%	12.000	12/01/30	EUR	700	732,729
Sr. Sec’d. Notes, 144A	9.500	12/01/30		714	757,336
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Sec’d. Notes, 144A	3.250	09/01/28		200	191,250
Sr. Sec’d. Notes, 144A	6.250	01/30/31		210	211,646
Sr. Unsec’d. Notes, 144A	4.000	09/01/29		200	186,250

Ball Corp., Gtd. Notes	5.500	09/15/33		205	205,393
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30		775	703,047
Sr. Sec’d. Notes, 144A	6.750	04/15/32		600	564,137
Sr. Sec’d. Notes, 144A	6.875	01/15/30		65	63,696

Graphic Packaging International LLC, Gtd. Notes, 144A	3.500	03/01/29		350	331,474
Iris Holding, Inc., Sr. Unsec’d. Notes, 144A	10.000	12/15/28		420	357,095
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28(d)		530	225,028
Sr. Sec’d. Notes, 144A	8.625	10/01/31(d)		315	136,270
Sr. Sec’d. Notes, 144A	9.500	11/01/28(d)		545	238,878
Sr. Unsec’d. Notes, 144A	10.500	07/15/27(d)		850	49,051

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)

Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A	7.875%	04/15/30	807	$815,742
OI European Group BV, Gtd. Notes, 144A	4.750	02/15/30	185	171,489
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.625	05/13/27	80	80,027
Sword Purchaser LLC, Sr. Sec’d. Notes, 144A	8.250	04/15/33	260	266,041
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC (Canada), Sr. Sec’d. Notes, 144A	9.500	05/15/30	600	525,804
Trident TPI Holdings, Inc., Gtd. Notes, 144A	12.750	12/31/28	1,905	1,911,235
TriMas Corp., Gtd. Notes, 144A	4.125	04/15/29	250	240,045
				9,502,103
Pharmaceuticals 1.7%
1261229 BC Ltd., Sr. Sec’d. Notes, 144A	10.000	04/15/32	3,213	3,317,422
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	1,050	1,015,512
Gtd. Notes, 144A	5.125	03/01/30	525	510,677
Gtd. Notes, 144A	6.125	08/01/28	470	470,284
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A	5.000	01/30/28	475	405,089
Gtd. Notes, 144A	5.000	02/15/29	200	141,634
Gtd. Notes, 144A	5.250	01/30/30	500	325,000
Gtd. Notes, 144A	5.250	02/15/31	680	403,900
Gtd. Notes, 144A	6.250	02/15/29	25	18,375
Gtd. Notes, 144A	7.000	01/15/28	250	219,383
Sr. Sec’d. Notes, 144A	4.875	06/01/28	578	541,152

Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A	5.125	04/30/31	625	621,038
				7,989,466
Pipelines 3.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	250	249,722
Gtd. Notes, 144A	5.750	01/15/28	1,260	1,260,105
Gtd. Notes, 144A	5.750	07/01/34	240	239,516
Gtd. Notes, 144A	6.625	02/01/32	105	107,813
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	07/15/29	105	108,636
Sr. Unsec’d. Notes, 144A	7.250	07/15/32	95	99,323
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29	300	302,649
Gtd. Notes, 144A	7.125	07/01/33	290	297,107
Gtd. Notes, 144A	8.250	01/15/32	225	235,782

Howard Midstream Energy Partners LLC, Sr. Unsec’d. Notes, 144A	6.625	01/15/34	425	431,970
NGL Energy Operating LLC/NGL Energy Finance Corp., Sr. Sec’d. Notes, 144A	8.125	02/15/29	180	186,705
Prairie Acquiror LP, Sr. Sec’d. Notes, 144A	9.000	08/01/29	95	99,307
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	335	326,502
Sr. Unsec’d. Notes, 144A	4.950	07/15/29	90	88,926

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Rockies Express Pipeline LLC, (cont’d.)
Sr. Unsec’d. Notes, 144A	6.750%	03/15/33	240	$250,209
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	1,295	1,307,950
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	1,404	1,400,663
Gtd. Notes, 144A	6.000	12/31/30	290	291,437
Gtd. Notes, 144A	6.750	03/15/34	300	306,446
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	460	473,663
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	485	464,499
Sr. Sec’d. Notes, 144A	4.125	08/15/31	285	267,162
Sr. Sec’d. Notes, 144A	6.000	05/01/36	230	231,257
Sr. Sec’d. Notes, 144A	6.250	01/15/30	400	411,743
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	850	839,932
Sr. Sec’d. Notes, 144A	8.125	06/01/28	85	86,948
Sr. Sec’d. Notes, 144A	9.500	02/01/29	1,755	1,915,581
Sr. Sec’d. Notes, 144A	9.875	02/01/32	825	885,015
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.125	12/15/30	921	949,722
Sr. Sec’d. Notes, 144A	6.500	01/15/34	500	523,792
Sr. Sec’d. Notes, 144A	6.500	06/15/34	485	505,746
Sr. Sec’d. Notes, 144A	6.750	01/15/36	415	441,072
Sr. Sec’d. Notes, 144A	7.500	05/01/33	552	612,473
Sr. Sec’d. Notes, 144A	7.750	05/01/35	546	613,220
				16,812,593
Real Estate 1.0%
Five Point Operating Co. LP, Gtd. Notes, 144A	8.000	10/01/30	305	312,723
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	7.750	09/01/30	200	208,454
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	1,350	1,301,234
Gtd. Notes, 144A	4.375	02/01/31	700	656,116
Sr. Unsec’d. Notes, 144A	5.875	03/01/32	525	514,463
Sr. Unsec’d. Notes, 144A	6.125	03/01/34	580	568,335

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	1,125	1,090,409
				4,651,734
Real Estate Investment Trusts (REITs) 2.1%
Brandywine Operating Partnership LP,
Gtd. Notes	6.125	01/15/31	635	590,866
Gtd. Notes	8.875	04/12/29	100	104,727
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	711	639,383
Sr. Sec’d. Notes, 144A	7.250	10/15/30	235	240,164
Sr. Unsec’d. Notes	4.750	02/15/28	750	728,736
Millrose Properties, Inc.,
Gtd. Notes, 144A	6.250	09/15/32	540	542,531
Gtd. Notes, 144A	6.375	08/01/30	800	810,332
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	1,350	969,901
Sr. Sec’d. Notes, 144A	8.500	02/15/32	300	311,614
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30	250	255,438

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, (cont’d.)
Sr. Sec’d. Notes, 144A	4.875%	05/15/29	400	$388,843
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	4.500	02/15/29	525	515,328
Gtd. Notes, 144A	5.750	03/15/34	225	223,772
Gtd. Notes, 144A	6.500	04/01/32	315	323,351
Rithm Capital Corp.,
Sr. Unsec’d. Notes, 144A	8.000	04/01/29	100	100,447
Sr. Unsec’d. Notes, 144A	8.000	07/15/30	415	415,289

SBA Communications Corp., Sr. Unsec’d. Notes	3.125	02/01/29	275	264,737
Starwood Property Trust, Inc.,
Gtd. Notes, 144A	5.250	10/15/28	165	164,502
Sr. Unsec’d. Notes, 144A	4.375	01/15/27	450	448,152
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	250	252,577
Sr. Unsec’d. Notes, 144A	6.500	07/01/30	275	281,626
Sr. Unsec’d. Notes, 144A	6.500	10/15/30	225	231,385
Sr. Unsec’d. Notes, 144A	7.250	04/01/29	740	766,860

Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Gtd. Notes, 144A	6.000	01/15/30	130	125,649
				9,696,210
Retail 3.9%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30	2,400	2,283,000
Sr. Sec’d. Notes, 144A	3.875	01/15/28	188	184,240

Arko Corp., Gtd. Notes, 144A	5.125	11/15/29	750	676,009
Brinker International, Inc., Gtd. Notes, 144A	8.250	07/15/30	725	758,605
Carvana Co.,
Sr. Sec’d. Notes, 144A	9.000	06/01/30	2,989	3,109,133
Sr. Sec’d. Notes, 144A	9.000	06/01/31	2,568	2,840,015

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Gtd. Notes, 144A	6.750	01/15/30	1,025	992,329
FirstCash, Inc., Sr. Unsec’d. Notes, 144A	6.125	05/01/34	590	588,680
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29	600	566,275
Gtd. Notes, 144A	3.875	10/01/31	525	479,980
LBM Acquisition LLC,
Gtd. Notes, 144A	6.250	01/15/29	720	498,791
Sr. Sec’d. Notes, 144A	9.500	06/15/31	595	521,974

LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29	913	894,143
Lithia Motors, Inc.,
Gtd. Notes, 144A	5.500	10/01/30	410	407,940
Sr. Unsec’d. Notes, 144A	3.875	06/01/29	475	454,919
Park River Holdings, Inc.,
Sec’d. Notes, 144A	8.750	12/31/30	612	580,542
Sr. Sec’d. Notes, 144A	8.000	03/15/31	615	618,827

QXO Building Products, Inc., Sr. Sec’d. Notes, 144A	6.750	04/30/32	190	193,825
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	04/01/32	425	437,914
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes, 144A	5.000	06/01/31	555	533,886

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

Superior Plus LP/Superior General Partner, Inc. (Canada), Gtd. Notes, 144A	4.500%	03/15/29	365	$353,408
White Cap Supply Holdings LLC, Gtd. Notes, 144A	7.375	11/15/30	240	242,659
				18,217,094
Semiconductors 0.0%
Entegris, Inc., Sr. Sec’d. Notes, 144A	4.750	04/15/29	225	223,520
Software 1.1%
CoreWeave, Inc.,
Gtd. Notes, 144A	9.000	02/01/31	840	834,931
Gtd. Notes, 144A	9.250	06/01/30	1,210	1,225,129
Gtd. Notes, 144A	9.750	10/01/31	735	739,554

Fair Isaac Corp., Sr. Unsec’d. Notes, 144A	4.000	06/15/28	260	253,906
OAK-Eagle Acquireco, Inc.,
Sr. Sec’d. Notes, 144A	7.250	07/01/33	535	550,568
Sr. Unsec’d. Notes, 144A	8.750	07/01/34	425	441,613

SS&C Technologies, Inc., Gtd. Notes, 144A	5.500	09/30/27	865	864,917
				4,910,618
Telecommunications 7.2%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	9.625	07/15/27	500	383,750
Altice France SA (France), Sr. Sec’d. Notes, 144A	6.875	07/15/32	139	136,286
APLD ComputeCo 2 LLC, Sr. Sec’d. Notes, 144A	6.750	03/15/31	770	763,328
APLD ComputeCo LLC, Sr. Sec’d. Notes, 144A	9.250	12/15/30	475	510,241
Black Pearl Compute LLC, Sr. Sec’d. Notes, 144A	6.125	02/15/31	860	872,913
Cipher Compute LLC, Sr. Sec’d. Notes, 144A	7.125	11/15/30	400	414,807
Connect Finco Sarl/Connect US Finco LLC (United Kingdom), Sr. Sec’d. Notes, 144A	9.000	09/15/29	275	289,988
Connect Holding II LLC, Sr. Sec’d. Notes, 144A	10.500	04/03/31	2,000	2,037,181
Core Scientific Finance I LLC, Sr. Sec’d. Notes, 144A(x)	7.750	05/15/31	685	683,369
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A	0.000	12/31/30	513	51
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30	34	—

Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A	8.625	08/01/32	1,410	1,462,875
Flash Compute LLC, Sr. Sec’d. Notes, 144A	7.250	12/31/30	320	326,421
Frontier Communications Holdings LLC,
Sec’d. Notes	5.875	11/01/29	450	452,473
Sec’d. Notes, 144A	6.000	01/15/30	825	829,728
Sec’d. Notes, 144A	6.750	05/01/29	450	450,000
Sr. Sec’d. Notes, 144A	5.000	05/01/28	2,175	2,175,000
Sr. Sec’d. Notes, 144A	8.750	05/15/30	425	435,099

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Iliad Holding SAS (France),
Sr. Sec’d. Notes, 144A	7.000%	10/15/28	1,175	$1,181,004
Sr. Sec’d. Notes, 144A	7.000	04/15/32	600	609,240
Sr. Sec’d. Notes, 144A	8.500	04/15/31	335	355,408
Level 3 Financing, Inc.,
Gtd. Notes, 144A	3.625	01/15/29	700	665,977
Gtd. Notes, 144A	8.500	01/15/36	2,170	2,327,592
Sr. Sec’d. Notes, 144A	6.875	06/30/33	1,000	1,032,772
Sr. Sec’d. Notes, 144A	7.000	03/31/34	1,085	1,127,998

Lumen Technologies, Inc., Sr. Unsec’d. Notes, 144A	5.375	06/15/29	275	265,852
Meridian Arc Holdco LLC, Sr. Sec’d. Notes, 144A	6.250	04/30/31	1,675	1,675,184
PR RNO Property Owner 1 LLC, Sr. Sec’d. Notes, 144A	6.500	05/01/31	1,065	1,055,643
Sable International Finance Ltd. (Panama), Sr. Sec’d. Notes, 144A	7.125	10/15/32	450	451,508
SV RNO Property Owner 1 LLC, Sr. Sec’d. Notes, 144A	5.875	03/01/31	1,745	1,716,864
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A	6.500	02/15/29	1,675	1,644,771
Gtd. Notes, 144A	8.625	06/15/32	390	408,492
Gtd. Notes, 144A	8.625	06/15/32	765	800,184
Sr. Sec’d. Notes, 144A	4.750	04/15/28	300	298,992

Uniti Services LLC, Sr. Sec’d. Notes, 144A	7.500	10/15/33	1,490	1,569,873
Vmed O2 UK Financing I PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.750	01/15/33	560	512,344
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A	8.250	10/01/31	1,400	1,481,176
WULF Compute LLC, Sr. Sec’d. Notes, 144A	7.750	10/15/30	880	924,564
Zayo Group Holdings, Inc., Sr. Sec’d. Notes, 144A, Cash coupon 5.750% and PIK 0.500%	9.250	03/09/30	551	551,525
Zegona Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.625	07/15/29	275	288,104
				33,168,577
Transportation 0.3%
GB AIT Buyer, Inc., Sr. Unsec’d. Notes, 144A	8.750	04/30/34	155	155,833
RXO, Inc., Gtd. Notes, 144A	6.375	05/15/31	145	144,054
Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625	02/15/30	895	864,813
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31	150	155,296
Gtd. Notes, 144A	7.125	02/01/32	205	213,957
				1,533,953

Total Corporate Bonds (cost $396,938,654)				395,069,120
Floating Rate and Other Loans 6.2%
Aerospace & Defense 0.1%
PAC DAC LLC, Initial Term Loan, 1 Month SOFR + 3.250%	6.913(c)	10/28/30	299	296,258

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Airlines 0.0%
Vista Management Holding, Inc., Initial Term Loan, 1 Month SOFR + 3.750%	7.442%(c)	04/01/31	132	$131,102
Auto Parts & Equipment 0.6%
Clarios Global LP, Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	6.402(c)	01/28/32	1,320	1,325,375
First Brands Group LLC, 2021 Second Lien Term Loan	13.070	03/30/28(d)	1,829	805
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.750%	8.506(c)	11/17/28	1,002	1,000,384
Term B Loan, 1 Month SOFR + 5.000%	8.756(c)	11/17/28	380	379,483
				2,706,047
Building Materials 0.1%
American Bath/CP Atlas Buyer, Inc., 2025 Term B Loan, 1 Month SOFR + 5.250%	8.902(c)	07/08/30	244	217,185
Quikrete Holdings, Inc., Tranche Term B-3 Loan, 1 Month SOFR + 2.250%	5.902(c)	02/10/32	322	321,872
				539,057
Chemicals 0.4%
ARC Falcon I, Inc. (Canada), Term B Loan, 1 Month SOFR + 4.500%	8.165(c)	04/01/33	170	158,780
Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.750%	8.513(c)	06/28/28	439	413,759
TPC Group, Inc., Initial Term Loan, 1 Month SOFR + 5.750%	9.386(c)	12/16/31	654	622,041
Venator Finance Sarl,
Initial First Out Term Loan^	13.894	07/16/26(d)	543	407,510
Term Loan^	13.905	10/12/28(d)	807	16,136

Venator Materials LLC, First Out Term B Loan^	14.002	07/16/26(d)	550	412,287
				2,030,513
Commercial Services 0.3%
Allied Universal Holdco LLC, Amendment No. 7 Replacement US Dollar Term Loan, 1 Month SOFR + 3.250%	6.902(c)	08/20/32	729	730,815
MPH Acquisition Holdings LLC,
First Term Out Loan, 1 Month SOFR + 3.750%	7.417(c)	12/31/30	595	593,390
Second Out Term Loan, 1 Month SOFR + 4.600%	8.263(c)	12/31/30	317	282,411
				1,606,616
Computers 0.5%
Bingo Holdings I LLC, Term Loan, 1 Month SOFR + 4.750%	8.450(c)	06/30/32	498	491,903
McAfee Corp., Refinancing Tranche B-1, 1 Month SOFR + 3.000%	6.652(c)	03/01/29	1,550	1,361,943
NCR Atleos Corp., Term B Loan, 3 Month SOFR + 3.000%	6.686(c)	04/16/29	458	456,086
NCR Atleos LLC, Term A Loan, 1 Month SOFR + 2.500%	6.163(c)	10/16/28	186	185,118
				2,495,050

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Diversified Financial Services 0.0%
Focus Financial Partners LLC, Tranche B Incremental Term Loan, 1 Month SOFR + 2.500%	6.152%(c)	09/15/31		50	$49,211
Electric 0.1%
Heritage Power LLC, Term Loan, 1 Month SOFR + 5.500%^	10.700(c)	07/20/28		230	225,192
Entertainment 0.1%
Crown Finance US, Inc. (United Kingdom), Term B Loan, 3 Month SOFR + 4.500%	8.157(c)	12/02/31		140	139,454
Great Canadian (Canada), 2024 Refinancing Term Loan, 1 Month SOFR + 4.750%	9.087(c)	11/01/29		291	282,907
					422,361
Forest Products & Paper 0.0%
Magnera Corp., New Term Loan, 1 Month SOFR + 4.250%	7.923(c)	11/04/31		194	186,480
Healthcare-Services 0.0%
LifePoint Health, Inc., Term B Loan, 1 Month SOFR + 3.750%	7.423(c)	05/16/31		224	222,678
Holding Companies-Diversified 0.0%
Clue OpCo LLC, Term B Loan, 1 Month SOFR + 4.500%	8.163(c)	12/19/30		62	61,204
Insurance 0.4%
Acrisure LLC, 2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	6.652(c)	11/06/30		957	940,605
Asurion LLC,
New Term B-04 Loan, 1 Month SOFR + 5.250%	9.017(c)	01/20/29		483	483,934
New Term B-12 Loan, 1 Month SOFR + 4.250%	7.902(c)	09/19/30		197	197,106
					1,621,645
Internet 0.0%
Diamond Sports Net LLC, First Lien Exit Term Loan	—(p)	01/02/28		479	86,286
Investment Companies 0.3%
Hurricane CleanCo Ltd. (United Kingdom), Facility A^	12.500	10/31/29		852	1,199,063
Leisure Time 0.3%
ClubCorp Holdings, Inc., Term Loan, 3 Month SOFR + 4.750%^	8.450(c)	07/09/32		479	469,730
International Park Holdings BV (Netherlands), 2025 Facility B, 3 Month EURIBOR + 5.250%^	7.374(c)	01/30/32	EUR	900	1,043,081
					1,512,811
Machinery-Diversified 0.1%
Graftech Global Enterprises, Inc., Initial Term Loan, 1 Month SOFR + 6.000%	9.667(c)	12/21/29		278	265,626
Media 1.5%
Altice Financing SA (Luxembourg), 2022 Dollar Loan, 3 Month SOFR + 5.000%	8.673(c)	10/31/27		421	319,888

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Media (cont’d.)
CSC Holdings LLC, 2019 September Term Loan, PRIME + 1.500%	8.250%(c)	04/15/27	1,938	$1,708,630
Radiate Holdco LLC,
Closing Date Term Loan, 1 Month SOFR + 4.000%	7.652(c)	06/26/29	43	42,465
Delayed Draw Term Loan	1.500	06/26/29	43	42,465
First Out Term Loan, 1 Month SOFR + 3.500%	8.767(c)	09/25/29	5,181	4,713,550
				6,826,998
Metal Fabricate/Hardware 0.5%
Doncasters US Finance LLC (United Kingdom),
2025 Term Loan, 1 Month SOFR + 6.500%^	10.200(c)	04/23/30	79	79,398
Initial Term Loan, 1 Month SOFR + 6.500%^	10.200(c)	04/23/30	2,102	2,107,355
				2,186,753
Oil & Gas 0.1%
Hilcorp Energy I LP, Repriced Term Loan, 1 Month SOFR + 1.750%	5.411(c)	02/11/30	297	297,247
Packaging & Containers 0.0%
LABL, Inc.,
Interim New Money Dollar Term Loan, 1 Month SOFR + 6.750%	10.428(c)	12/31/26	93	92,291
Term Loan, 1 Month SOFR + 6.750%^	10.455(c)	11/03/26	90	75,546
				167,837
Retail 0.0%
LBM Acquisition LLC, Incremental Term B Loan, 1 Month SOFR + 3.850%	7.502(c)	06/06/31	87	72,615
White Cap Supply Holdings LLC, Tranche Term C Loan, 1 Month SOFR + 3.250%	6.918(c)	10/19/29	100	99,366
				171,981
Software 0.1%
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.250%	9.017(c)	07/14/28	858	458,855
Telecommunications 0.7%
Connect Finco Sarl (United Kingdom), Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	8.152(c)	09/27/29	327	327,761
Connect Holdings 2 LLC, Delayed Draw Term B Loan	—(p)	04/03/31	592	563,993
Level 3 Financing, Inc., Term B-4 Loan, 1 Month SOFR + 3.250%	6.902(c)	03/29/32	504	505,079
Viasat, Inc., Initial Term Loan, 1 Month SOFR + 4.500%	8.267(c)	05/30/30	444	444,961
Xplore, Inc.,
Initial Term Loan, 1 Month SOFR + 5.000%	8.767(c)	10/24/29	244	219,589
Second Out Term Loan, 1 Month SOFR + 1.500%	6.000(c)	10/24/31	923	602,545

Zayo Group Holdings, Inc., Dollar Term Loan, 1 Month SOFR + 3.500%	7.282(c)	03/11/30	425	424,275
				3,088,203

Total Floating Rate and Other Loans (cost $32,150,796)				28,855,074

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations 1.7%
U.S. Treasury Notes(h)(k)	3.375%	02/29/28	1,710	$1,695,038
U.S. Treasury Notes(k)	3.500	03/15/29	2,700	2,670,469
U.S. Treasury Notes(h)(k)	3.750	08/31/26	1,535	1,534,820
U.S. Treasury Notes(h)(k)	4.125	10/31/26	1,200	1,202,109
U.S. Treasury Notes(k)	4.250	11/30/26	105	105,316
U.S. Treasury Notes(k)	4.250	12/31/26	550	551,783

Total U.S. Treasury Obligations (cost $7,762,107)				7,759,535

	Shares
Affiliated Exchange-Traded Fund 0.6%
Fixed Income
PGIM AAA CLO ETF (cost $2,708,583)(wa)	53,020	2,719,396
Common Stocks 2.7%
Chemicals 0.3%
Cornerstone Chemical Co.*(x)	43,850	219,250
TPC Group, Inc.*	67,793	1,333,285
Venator Materials PLC*^(x)	2,297	—
		1,552,535
Containers & Packaging 0.0%
Ardagh Holdings SA (Luxembourg), 144A*	375	2,250
Electric Utilities 0.2%
GenOn Energy Holdings, Inc. (Class A Stock)*^	9,187	275,610
Keycon Power Holdings LLC*^	12,469	437,662
		713,272
Gas Utilities 0.3%
Ferrellgas Partners LP*	47,385	1,199,457
Interactive Media & Services 0.0%
Diamond Sports Group LLC*(x)	64,608	13,309
Oil, Gas & Consumable Fuels 0.6%
Expand Energy Corp.	4,221	431,175
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*	1,340	96,145
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*	30,465	2,185,864
Heritage Power LLC, Litigation Trust Interests*^	35,061	17,530
		2,730,714
Software 0.0%
Mitel Networks International Ltd. (Canada)*^	304	3
Wireless Telecommunication Services 1.3%
Altice France SA (France)*	9,822	203,012
Digicel International Finance Ltd. (Jamaica)*	231,054	5,862,995
Stonepeak Falcon Holdings, Inc. (Canada) (Class A Stock)*(x)	79,554	58,576
Xplore, Inc. (Canada), CVR*^(x)	4,100	1
		6,124,584

Total Common Stocks (cost $9,353,182)		12,336,124

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Shares	Value
Preferred Stocks 1.0%
Consumer Staples Distribution & Retail 0.4%
LABL, Inc., 12.000%, Maturing 12/31/79	184	$184,000
LABL, Inc., 12.000%, Maturing 12/31/79	61	61,000
QXO, Inc., Series C, 4.750%, Maturing 04/01/33	135	1,502,043
		1,747,043
Electronic Equipment, Instruments & Components 0.6%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	2,625	2,854,688
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^	18,040	233,138

Total Preferred Stocks (cost $4,230,190)		4,834,869

	Units
Warrants* 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26(x) (cost $0)	120,837	1

Total Long-Term Investments (cost $453,143,512)		451,574,119

	Shares
Short-Term Investments 1.7%
Affiliated Mutual Fund 1.7%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%) (cost $7,916,596)(wa)	7,916,596	7,916,596
Options Purchased*~ 0.0%
(cost $60,760)		55,385

Total Short-Term Investments (cost $7,977,356)		7,971,981

TOTAL INVESTMENTS 99.5% (cost $461,120,868)		459,546,100
Other assets in excess of liabilities(z) 0.5%		2,193,582

Net Assets 100.0%		$461,739,682

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BARC—Barclays Bank PLC
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
DAC—Designated Activity Company
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
HSBC—HSBC Bank PLC

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
IBEX—Spanish Stock Index
LP—Limited Partnership
MSI—Morgan Stanley & Co. International PLC
MTN—Medium Term Note
N/A—Not Applicable
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
TD—The Toronto-Dominion Bank
UAG—UBS AG

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $11,652,752 and 2.5% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2026.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Clue Opco LLC, Sr. Sec’d. Notes, 144A, 9.500%, 10/15/31	09/22/23-04/11/25	$1,607,127	$1,693,273	0.4%
Core Scientific Finance I LLC, Sr. Sec’d. Notes, 144A, 7.750%, 05/15/31	04/22/26	679,863	683,369	0.2
Cornerstone Chemical Co.*^	12/06/23	833,150	219,250	0.0
Cornerstone Chemical Co. LLC, Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%, 10.000%, 05/07/29^	05/07/25-04/30/26	910,564	927,604	0.2
Diamond Sports Group LLC*	01/02/25	169,163	13,309	0.0
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	1	0.0
Stonepeak Falcon Holdings, Inc. (Canada)(Class A Stock)*	10/17/24-10/24/24	348,840	58,576	0.0
Venator Materials PLC*^	03/08/19-10/19/23	4,596,226	—	0.0
Xplore, Inc. (Canada), CVR*^	10/24/24	42	1	0.0
Total		$9,144,975	$3,595,383	0.8%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitments outstanding at April 30, 2026:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
ClubCorp Holdings, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 07/09/32 (cost $30,999)^	31	$30,789	$—	$(210)
ClubCorp Holdings, Inc., Revolver Loan, 0.500%, Maturity Date 07/10/31 (cost $51,665)^	52	51,314	—	(351)
Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, 1.500%, Maturity Date 04/01/30 (cost $120,000)^	120	120,300	300	—
Graftech Global Enterprises, Inc., Delayed Draw Term Loan, 3.750%, Maturity Date 12/21/29 (cost $159,324)	159	151,787	—	(7,537)
Radiate Holdco LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 06/26/29 (cost $85,000)	85	84,929	—	(71)
		$439,119	$300	$(8,169)
Unfunded preferred stock commitment outstanding at April 30, 2026:
Issuer	Shares	Current Value	Unrealized Appreciation	Unrealized Depreciation
QXO, Inc., 4.750%, Maturity Date 12/31/79 (cost $670,000)^	67	$670,000	$—	$—

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.46.V1, 06/20/31	Put	BARC	07/15/26	$106.00	CDX.NA.HY.46.V1(Q)	5.00%(Q)	3,472	$31,649
CDX.NA.HY.46.V1, 06/20/31	Put	BOA	07/15/26	$106.00	CDX.NA.HY.46.V1(Q)	5.00%(Q)	868	7,912
CDX.NA.HY.46.V1, 06/20/31	Put	BOA	07/15/26	$106.00	CDX.NA.HY.46.V1(Q)	5.00%(Q)	1,736	15,824
Total Options Purchased (cost $60,760)								$55,385
Futures contracts outstanding at April 30, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
142	2 Year U.S. Treasury Notes	Jun. 2026	$29,411,750	$(256,398)
501	5 Year U.S. Treasury Notes	Jun. 2026	54,025,806	(428,624)
196	10 Year U.S. Treasury Notes	Jun. 2026	21,676,375	(400,615)
9	20 Year U.S. Treasury Bonds	Jun. 2026	1,015,594	(41,059)
378	IBEX 35 Index	Jun. 2026	68,777,100	1,084,333
				(42,363)
Short Position:
5	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	575,156	25,813
				$(16,550)
Forward foreign currency exchange contracts outstanding at April 30, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 05/12/26	HSBC	GBP	1,235	$1,665,568	$1,680,016	$14,448	$—
Euro,
Expiring 05/12/26	TD	EUR	2,121	2,485,281	2,490,604	5,323	—
				$4,150,849	$4,170,620	19,771	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 05/12/26	UAG	GBP	1,235	$1,654,665	$1,680,016	$—	$(25,351)
Expiring 06/02/26	HSBC	GBP	1,235	1,665,524	1,679,970	—	(14,446)
Euro,
Expiring 05/12/26	MSI	EUR	2,121	2,462,017	2,490,605	—	(28,588)
Expiring 06/02/26	TD	EUR	2,121	2,487,750	2,493,056	—	(5,306)
				$8,269,956	$8,343,647	—	(73,691)
						$19,771	$(73,691)

High Yield Bond Fund, Inc.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Credit default swap agreements outstanding at April 30, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2026(4)	Value at Trade Date	Value at April 30, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.45.V2	12/20/30	5.000%(Q)	15,870	3.124%	$1,146,946	$1,249,971	$103,025
CDX.NA.HY.46.V1	06/20/31	5.000%(Q)	36,185	3.303%	1,828,090	2,789,793	961,703
					$2,975,036	$4,039,764	$1,064,728
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).